Summary of Significant Accounting Policies (Details) - Schedule of Diluted Loss Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$ (273,656)	$ (179,310)	$ (1,127,109)	$ (841,084)		$ (238,714)	$ (238,410)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	1,949,468	17,250,000	5,324,585	17,250,000		17,250,000	5,907,100
Basic and diluted net loss per share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)		$ (0.01)	$ (0.04)
Non-redeemable ordinary shares [Member]
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500	4,192,636
Basic and diluted net loss per share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)	$ (0.04)
Numerator:
Net loss allocable to non-redeemable ordinary shares						$ (63,830)	$ (169,214)